UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond FundSM

[photo of lily pads and leaves in water]

Semi-annual report for the six months ended January 31, 2011

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–0.67%	1.48%	1.37%

The total annual fund operating expense ratio was 0.65% for Class A shares as of the most recent fiscal year-end.

The five- and 10-year investment results include the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of those periods. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on pages 22 and 23 for details.

The fund’s 30-day yield for Class A shares as of February 28, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 0.97%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 1.49%.) The fund’s distribution rate for Class A Shares as of that date was 1.25%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Fellow shareholders:

[photo of lily pads and leaves in water]

We welcome the opportunity to present you with the semi-annual report for American Funds Short-Term Tax-Exempt Bond Fund. This report covers results for the six-month period ended January 31, 2011.

For the first half of its fiscal year, the fund paid monthly dividends totaling 6 cents a share. This amounts to an income return of 0.60% (1.20% annualized) for shareholders who reinvested their dividends. This is equivalent to a 0.92% return (1.84% annualized) from a taxable investment for investors in the 35% maximum federal tax bracket.

General weakness in the municipal bond market was reflected in the fund’s share price, which dropped 11 cents to end the six months at $10.09. As a result, the fund realized a 0.48% loss for the period. By way of comparison, the Lipper Short Municipal Debt Funds Average, a measure of the fund’s peer group, fell 0.28%. The unmanaged Barclays Capital Municipal Short 1–5 Years Index, which has no expenses, dropped 0.36%.

Market overview

There was considerable volatility in the broader municipal market during the first half of the fund’s fiscal year. Gains in August were followed by five straight months of declines. A convergence of factors triggered the turbulence.

[Begin Sidebar]
Results at a glance
For periods ended January 31, 2011, with distributions reinvested

	Cumulative total returns		Average annual total returns
	Six months	1 year	Lifetime (since 8/7/09)
American Funds Short-Term
Tax-Exempt Bond Fund
(Class A shares)	–0.48%	1.29%	1.72%

Lipper Short Municipal
Debt Funds Average*	–0.28	0.88	1.68

Barclays Capital Municipal
Short 1–5 Years Index†	–0.36	1.54	2.39

*Lipper average does not reflect the effect of sales charges, account fees or taxes.
† Barclays Capital Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. The index is unmanaged, and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

[End Sidebar]

Signs of an improving U.S. economy and the possibility of inflation drove some investors to reallocate a portion of their fixed-income assets to the stock market. Enthusiasm for municipals was further dampened in the fourth quarter as media attention spotlighted state and local budget difficulties, as well as the possibility of bond defaults. Although we expect some credit deterioration in the coming years, we believe the scope and impact of the deterioration will be much more limited than news headlines have implied.

What’s more, the federal government’s decision to allow the Build America Bonds (BABs) program to expire contributed to expectations of increased supply in the tax-exempt bond market at a time of weaker demand. BABs (which are taxable municipal bonds and therefore not appropriate for this fund) had restrained the supply of tax-exempt bonds because they were less costly to issuers. Many state and local governments will now have to return to the tax-exempt market to refinance their debt.

Your fund’s approach

In an effort to provide investors with a measure of income and relative stability, American Funds Short-Term Tax-Exempt Bond Fund concentrates primarily on higher quality bonds of relatively short duration. The fund invests in a broad range of bonds representing a diversity of sectors, issuers and types. Each issue is comprehensively examined not only for its potential to provide an attractive return, but also for risk. Considerable focus is given to revenue bonds, which are issued to support specific projects meant to expand or improve services (i.e., the building of hospitals, repairs to roads and other infrastructure refurbishments). It is in this area of the municipal market where we feel our intensive research efforts can add the most value.

At the end of the six-month period, the fund had substantial holdings in hospitals, airports and electric utilities. State and local general obligation bonds, which have been the primary focus of investor concern, represented 5.2% of the portfolio. We will, of course, continue to invest in general obligation bonds when we believe particular securities represent a good value for shareholders at a reasonable price.

Going forward, we expect continued volatility in the municipal bond market. While the U.S. economy has been improving, a number of uncertainties remain. These include budgetary constraints on both the state and local levels, high unemployment, and the possibility of inflation and rising interest rates. As always we will seek to identify investments that offer attractive yields while paying careful attention to risk. The portfolio counselors of American Funds Short-Term Tax-Exempt Bond Fund understand that relative safety and stability are as important to bond fund investors as the income they receive.

We thank you for the confidence you have placed in us and look forward to reporting to you at the close of the fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Brenda S. Ellerin

Brenda S. Ellerin
President

March 16, 2011

For current information about the fund, visit americanfunds.com.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Summary investment portfolio, January 31, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See page 28 for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Quality ratings*

Aaa/AAA	13.7%
Aa/AA	42.4
A/A	16.5
Unrated	0.4
Short-term securities & other assets less liabilities	27.0

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. Securities in the "unrated" category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 73.04%	(000)	(000)	assets

Arizona - 2.63%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds (Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 1.24% 2024 (1)	$3,000	$3,001	.61%
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds, Series 2009-B, 3.00% 2013	4,820	5,018	1.02
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,793	.57
Other securities		2,143	.43
		12,955	2.63

California - 8.64%
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,356
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,000	1,089	.50
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-G, 5.00% 2028 (put 2012)	3,000	3,149	.63
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,092
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,880	1.21
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC-National insured, 5.75% 2013	1,000	1,003
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	4,000	4,115	1.04
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,191	.65
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2014	2,000	2,204
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2015	2,000	2,230
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-M, 5.00% 2014	1,000	1,102
Dept. of Water Resources, Power Supply Rev. Bonds, Series A, AMBAC insured, 5.50% 2013	335	357	1.20
Other securities		16,789	3.41
		42,557	8.64

Colorado - 1.76%
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A2-A4, AMT, 5.25% 2032 (put 2011)	3,000	3,036	.62
Other securities		5,637	1.14
		8,673	1.76

Connecticut - 1.43%
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,717	.75
Other securities		3,336	.68
		7,053	1.43

Florida - 10.10%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2014	2,500	2,620
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	1,500	1,564	.85
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	2,925	3,095	.63
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,164
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,000	1,068
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	3,000	3,040
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2012	1,920	1,998	1.88
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,768	.56
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,377
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2013	1,000	1,090
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,126	1.14
City of Tampa, Utilities Tax Rev. Ref. Bonds, Series 2006, National insured, 5.00% 2015	3,885	4,313	.87
Other securities		20,538	4.17
		49,761	10.10

Georgia - 1.72%
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,662	.54
Other securities		5,825	1.18
		8,487	1.72

Hawaii - 0.87%
G.O. Ref. Bonds, Series 2009-DV, 5.00% 2012	3,000	3,225	.66
Other securities		1,050	.21
		4,275	.87

Illinois - 4.13%
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2013	6,000	6,431	1.30
Other securities		13,939	2.83
		20,370	4.13

Indiana - 3.03%
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2011	2,000	2,016
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2012	2,000	2,074
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,139	1.26
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,288	.67
Other securities		5,419	1.10
		14,936	3.03

Massachusetts - 1.29%
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	3,610	3,796
Housing Fin. Agcy., Housing Bonds, Series 2010-A, 2.125% 2013	2,000	2,009	1.18
Other securities		547	.11
		6,352	1.29

Michigan - 3.58%
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,559	1.13
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 6.25% 2014	2,500	2,745	.56
Other securities		9,356	1.89
		17,660	3.58

New Jersey - 2.81%
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,078
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,149
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,522
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 4.00% 2012	1,000	1,036	1.58
Other securities		6,063	1.23
		13,848	2.81

New Mexico - 1.41%
Educational Assistance Foundation, Education Loan Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,118	.63
Other securities		3,826	.78
		6,944	1.41

New York - 6.93%
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,204
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,765	2,995	1.06
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,828	.57
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,363	.89
Other securities		21,730	4.41
		34,120	6.93

Ohio - 1.37%
County of Allen, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2014	2,000	2,185	.44
Other securities		4,584	.93
		6,769	1.37

Oregon - 1.40%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,680	.75
Other securities		3,238	.65
		6,918	1.40

Pennsylvania - 2.67%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 4.00% 2012	4,750	4,926
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 5.00% 2013	2,000	2,151	1.44
Other securities		6,090	1.23
		13,167	2.67

Texas - 5.82%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2009-B-2, 5.00% 2041 (put 2013)	2,800	3,027	.61
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,320	1.08
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011) (1)	7,000	7,057	1.43
Public Fin. Auth., G.O. Ref. Bonds, Series 2010-A, 5.00% 2013	1,500	1,658	.34
Other securities		11,621	2.36
		28,683	5.82

Virginia - 0.99%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	4,420	4,895	.99

Wisconsin - 1.81%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	4,070	4,265	.87
Other securities		4,653	.94
		8,918	1.81

Other states - 8.65%
Other securities		42,581	8.65

Total bonds & notes (cost: $357,318,000)		359,922	73.04

	Principal		Percent
	amount	Value	of net
Short-term securities - 26.51%	(000)	(000)	assets

State of California, Econ. Recovery Bonds, Series 2004-C-4, 0.24% 2023 (1)	$2,400	$2,400
State of California, Econ. Recovery Bonds, Series 2004-C-5, 0.26% 2023 (1)	600	600	.61
California Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company), Series 2009-C, 0.25% 2016 (1)	3,000	3,000
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, 0.26% 2026 (1)	3,200	3,200	1.26
State of Florida, Citizens Property Insurance Corporation, High-Risk Account, Senior Secured Bonds, Series 2010-A-2, 2.00% 4/21/2011	1,000	1,003	.20
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2003-A, 0.28% 2033 (1)	500	500
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.), Series 2007-C, 0.30% 2027 (1)	3,600	3,600	.83
School Board of Polk County, Florida, Certs. of Part., Series 2009-B, 0.27% 2023 (1)	5,500	5,500	1.12
State of Idaho, Tax Anticipation Notes, Series 2010, 2.00% 6/30/2011	6,000	6,041	1.23
Commonwealth of Massachusetts, G.O. Rev. Anticipation Notes, Series 2010-C, 2.00% 6/23/2011	5,000	5,034	1.02
Massachusetts Dev. Fin. Agcy., Demand Rev. Bonds, Boston University Issue, Series U-6C, 0.26% 2042 (1)	11,300	11,300	2.29
Michigan Fin. Auth., State Aid Rev. Notes, Series 2010-D-3, 2.00% 8/22/2011	4,000	4,028	.82
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-A, 0.26% 2034 (1)	3,400	3,400
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-B, 0.24% 2034 (1)	1,500	1,500	.99
State of New Jersey, Tax and Rev. Anticipation Notes, Series Fiscal 2011-A, 2.00% 6/23/2011	6,000	6,039	1.22
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.27% 2031 (1)	2,900	2,900	.59
Hospital Facs. Auth. of the City of Medford, Oregon, Demand Rev. Bonds (Rogue Valley Manor Project), Series 2007, 0.27% 2037 (1)	2,900	2,900	.59
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	12,000	12,082	2.45
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds (Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-A, 0.30% 2041 (1)	3,050	3,050
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds (Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.27% 2041 (1)	335	335	.69
State of Texas, Tax and Rev. Anticipation Notes, Series 2010, 2.00% 8/31/2011	8,000	8,078	1.64
Washington Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2009-B, 0.27% 2029 (1)	5,460	5,460	1.11
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,060	2.04
Other securities		28,640	5.81
Total short-term securities (cost: $130,644,000)		130,650	26.51

Total investment securities (cost: $487,962,000)		490,572	99.55
Other assets less liabilities		2,192	.45

Net assets		$492,764	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $487,962)		$490,572
Cash		118
Receivables for:
Sales of fund's shares	$1,825
Interest	4,228	6,053
		496,743
Liabilities:
Payables for:
Purchases of investments	2,102
Repurchases of fund's shares	1,475
Dividends on fund's shares	89
Investment advisory services	160
Services provided by related parties	85
Trustees' deferred compensation	30
Other	38	3,979
Net assets at January 31, 2011		$492,764

Net assets consist of:
Capital paid in on shares of beneficial interest		$490,078
Undistributed net investment income		4
Undistributed net realized gain		72
Net unrealized appreciation		2,610
Net assets at January 31, 2011		$492,764

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (48,821 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$476,182	47,178	$10.09
Class F-1	8,225	815	10.09
Class F-2	8,357	828	10.09

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$4,343

Fees and expenses*:
Investment advisory services	$890
Distribution services	350
Transfer agent services	73
Administrative services	9
Reports to shareholders	16
Registration statement and prospectus	47
Trustees' compensation	7
Auditing and legal	5
Custodian	5
Other	45	1,447
Net investment income		2,896

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		112
Net unrealized depreciation on investments		(5,499)
Net realized gain and unrealized depreciation on investments		(5,387)
Net decrease in net assets resulting from operations		$(2,491)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended January 31, 2011*	Year ended July 31, 2010
Operations:
Net investment income	$2,896	$3,966
Net realized gain (loss) on investments	112	(37)
Net unrealized (depreciation) appreciation on investments	(5,499)	8,100
Net (decrease) increase in net assets resulting from operations	(2,491)	12,029

Dividends paid or accrued to shareholders from net investment income	(2,798)	(4,097)

Net capital share transactions	72,885	(84,095)

Total increase (decrease) in net assets	67,596	(76,163)

Net assets:
Beginning of period	425,168	501,331
End of period (including undistributed and distributions in excess of
net investment income: $4 and $(94), respectively)	$492,764	$425,168

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
   unaudited

1.	Organization

American Funds Short-Term Tax-Exempt Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income exempt from regular federal income tax, consistent with its maturity and quality standards described in the prospectus, and to preserve capital.

The fund has three share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes F-1 and F-2	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders –Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2010, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Capital loss carryforward expiring 2011*	$(3)
Post-October capital loss deferrals (realized during the period November 1, 2009, through July 31, 2010) †	(37)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†These deferrals are considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$3,561
Gross unrealized depreciation on investment securities	(951)
Net unrealized appreciation on investment securities	2,610
Cost of investment securities	487,962

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended January 31, 2011	Year ended July 31, 2010
Class A	$2,709	$3,905
Class F-1*	36	35
Class F-2*	53	157
Total	$2,798	$4,097

*Class F-1 and Class F-2 shares were offered beginning August 10, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.39% on the first $200 million of daily net assets and decreasing to 0.29% on such assets in excess of $1.2 billion.  For the six months ended January 31, 2011, the investment advisory services fee was $890,000, which was equivalent to an annualized rate of 0.379% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for Classes A and F-1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.15% for Class A shares and 0.50% for Class F-1 shares. For Class F-1 shares, the board of trustees has currently approved a limit of 0.25%. Class A may use up to 0.15% and Class F-1 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities. The fund has not adopted a plan of distribution for Class F-2.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.15% is not exceeded. As of January 31, 2011, unreimbursed expenses subject to reimbursement totaled $465,000 for Class A.

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Class A, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$341	$73	Not applicable	Not applicable
Class F-1	9	Included in administrative services	$4	$-	*
Class F-2	Not applicable		5	-	*
Total	$350	$73	$9	$-	*

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales1		Reinvestments of dividends and distributions		Repurchases1		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2011
Class A	$174,986	17,199	$2,272	223	$(107,885)	(10,619)	$69,373	6,803
Class F-1	4,064	399	35	3	(1,160)	(114)	2,939	288
Class F-2	2,084	205	51	5	(1,562)	(154)	573	56
Total net increase
(decrease)	$181,134	17,803	$2,358	231	$(110,607)	(10,887)	$72,885	7,147

Year ended July 31, 2010
Class A2	$221,051	21,929	$3,356	332	$(321,540)	(32,028)	$(97,133)	(9,767)
Class F-13	6,431	639	33	4	(1,170)	(116)	5,294	527
Class F-23	34,956	3,466	131	13	(27,343)	(2,707)	7,744	772
Total net increase
(decrease)	$262,438	26,034	$3,520	349	$(350,053)	(34,851)	$(84,095)	(8,468)

1Includes exchanges between share classes of the fund.
2The board of trustees approved a 10-for-1 reverse stock split of the shares of the fund effective August 7, 2009. The shares presented have been restated for the reverse stock split.
3Class F-1 and Class F-2 shares were offered beginning August 10, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $38,433,000 and $16,467,000, respectively, during the six months ended January 31, 2011.

Financial highlights(1)

		(Loss) income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)
Class A(5):
Six months ended 1/31/2011(6)	$10.20	$.06	$(.11)	$(.05)	$(.06)	$10.09	(.48)%	$476	.61%	(7)	.61%	(7)	1.23%	(7)
Year ended 7/31/2010	10.00	.10	.20	.30	(.10)	10.20	3.06	412	.65		.53		1.00
Period from 10/1/2008 to 7/31/2009(8)	10.00	.03	-	.03	(.03)	10.00	.33	501	.52	(7)	.46	(7)	.44	(7)
Year ended 9/30/2008	10.00	.20	-	.20	(.20)	10.00	1.99	810	.47		.43		1.93
Year ended 9/30/2007	10.00	.31	-	.31	(.31)	10.00	3.19	580	.51		.47		3.14
Year ended 9/30/2006	10.00	.27	-	.27	(.27)	10.00	2.76	460	.52		.48		2.73
Class F-1:
Six months ended 1/31/2011(6)	10.20	.05	(.11)	(.06)	(.05)	10.09	(.57)	8	.79	(7)	.79	(7)	1.05	(7)
Period from 8/27/2009 to 7/31/2010	10.00	.10	.19	.29	(.09)	10.20	2.93	5	.79	(7)	.64	(7)	1.06	(7)
Class F-2:
Six months ended 1/31/2011(6)	10.20	.06	(.11)	(.05)	(.06)	10.09	(.45)	9	.55	(7)	.55	(7)	1.30	(7)
Period from 8/12/2009 to 7/31/2010	10.00	.13	.18	.31	(.11)	10.20	3.16	8	.51	(7)	.45	(7)	1.39	(7)

	Six months ended
	January 31,	Year ended July 31
	2011(6)	2010

Portfolio turnover rate for all share classes	5%	5%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC agreed to pay a portion of fees and expenses due to lower short-term interest rates.

(5)Reflects the board of trustee’s approval of a 10-for-1 reverse stock split of the shares of the fund, effective August 7, 2009.
(6)Unaudited.
(7)Annualized.
(8)In 2009, the fund changed its fiscal year-end from September to July.

See Notes to Financial Statements

Expense example
                                                                                                                                     unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2010, through January 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8/1/2010	Ending account value 1/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$995.18	$3.07	.61%
Class A -- assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-1 -- actual return	1,000.00	994.28	3.97	.79
Class F-1 -- assumed 5% return	1,000.00	1,021.22	4.02	.79
Class F-2 -- actual return	1,000.00	995.52	2.77	.55
Class F-2 -- assumed 5% return	1,000.00	1,022.43	2.80	.55

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited
Class F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2010 (the most recent calendar quarter-end):
			Life
	1 year	5 years	of class
Class F-1 shares* — first sold 8/27/09
Not reflecting annual asset-based fee charged
by sponsoring firm	1.75%	—	1.90%

Class F-2 shares* — first sold 8/12/09
Not reflecting annual asset-based fee charged
by sponsoring firm	2.00	—	2.08

*These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements, without which they would have been lower. See the Financial Highlights table on pages 22 and 23 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2011, portfolio of American Funds Short-Term Tax-Exempt Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Short-Term Tax-Exempt Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
>American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-939-0311P

Litho in USA CGD/RRD/10095-S24890

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Short-Term Tax-Exempt Bond Fund®
Investment portfolio

January 31, 2011
unaudited

Bonds & notes — 73.04%	Principal amount (000)	Value (000)

ALABAMA — 0.67%
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	$1,000	$1,091
Public School and College Auth., Capital Improvement Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,227
		3,318

ARIZONA — 2.63%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds
(Arizona Electric Power Cooperative, Inc. Project), Series 1994-A, AMT, 1.24% 20241	3,000	3,001
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2009-B, 3.00% 2013	4,820	5,018
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2014	2,585	2,793
School Facs. Board, State School Trust Rev. Bonds, Series 2004-A, AMBAC insured, 5.25% 2013	2,000	2,143
		12,955

CALIFORNIA — 8.64%
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2011	1,000	1,017
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	1,250	1,356
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,000	1,089
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,068
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-G, 5.00% 2028 (put 2012)	3,000	3,149
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	1,000	1,092
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2014)	4,500	4,880
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,000	1,082
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2014	1,000	1,098
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2012	1,000	1,061
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2014	1,180	1,312
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,000	1,076
Port of Oakland, Rev. Bonds, Series 2000-K, AMT, FGIC-National insured, 5.75% 2013	1,000	1,003
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	4,000	4,115
San Diego County Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	1,500	1,613
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.75% 2019 (put 2011)	2,500	2,535
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2011-A, AMT, 4.00% 2013	1,000	1,037
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2011-A, AMT, 5.00% 2015	1,000	1,063
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2013	3,000	3,191
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	2,000	2,113
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2014	2,000	2,204
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2015	2,000	2,230
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-M, 5.00% 2014	1,000	1,102
Dept. of Water Resources, Power Supply Rev. Bonds, Series A, AMBAC insured, 5.50% 2013	335	357
Dept. of Water Resources, Power Supply Rev. Bonds, Series A, AMBAC insured, 5.50% 2013 (preref. 2012)	665	714
		42,557

COLORADO — 1.76%
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A2-A4,
AMT, 5.25% 2032 (put 2011)	3,000	3,036
City and County of Denver, Airport System Rev. Bonds, Series 2009-A, 5.00% 2012	1,000	1,064
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B, 5.00% 2039 (put 2012)	1,000	1,062
Health Facs. Auth., Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2010-B, 5.00% 2015	1,220	1,327
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-B-1, 5.00% 2013	2,000	2,184
		8,673

CONNECTICUT — 1.43%
G.O. Notes, Econ. Recovery, Series 2009-A, 5.00% 2014	2,000	2,209
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-3, 4.00% 2049 (put 2013)	3,500	3,717
Health and Educational Facs. Auth., Rev. Bonds, Yale University Issue, Series 2010-A-4, 5.00% 2049 (put 2015)	1,000	1,127
		7,053

DISTRICT OF COLUMBIA — 0.22%
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2014	1,000	1,060

FLORIDA — 10.10%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,575	1,704
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2014	2,500	2,620
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	1,500	1,564
Dept. of Environmental Protection, Preservation 2000 Rev. Ref. Bonds,
Series 2001-A, Assured Guaranty Municipal insured, 5.50% 2012	2,000	2,131
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 5.50% 2015	1,800	1,990
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	2,925	3,095
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	3,000	3,164
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,000	1,068
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	3,000	3,040
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2012	1,920	1,998
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2014	2,575	2,768
Dept. of Management Services, Certs. of Part., Series 2009-B, 5.00% 2013	1,000	1,071
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.00% 2014	1,595	1,705
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds,
Series 2009-A, Assured Guaranty insured, 3.50% 2013	830	856
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.25% 2013	1,500	1,614
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2012	1,000	1,053
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2013	1,620	1,725
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-C, 5.00% 2013	1,000	1,098
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2012	500	534
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2004, National insured, 5.25% 2013	1,500	1,610
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-B, 5.00% 2015	3,000	3,377
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2013	1,000	1,090
State Board of Education, Public Education Capital Outlay Ref. Bonds, Series 2009-D, 5.00% 2015	1,000	1,126
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2015	750	808
City of Tampa, Utilities Tax Rev. Ref. Bonds, Series 2006, National insured, 5.00% 2015	3,885	4,313
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2014	2,395	2,639
		49,761

GEORGIA — 1.72%
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2011	1,000	1,005
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,500	2,655
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2014	2,450	2,662
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2015	2,000	2,165
		8,487

HAWAII — 0.87%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2012	1,000	1,050
G.O. Ref. Bonds, Series 2009-DV, 5.00% 2012	3,000	3,225
		4,275

ILLINOIS — 4.13%
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2013	2,100	2,227
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2014	1,500	1,605
City of Chicago, Chicago Midway Airport, Rev. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	900	969
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2015	1,000	1,070
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-A, 4.00% 2013	2,000	2,088
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2013	6,000	6,431
County of Cook, G.O. Capital Equipment Bonds, Series 2009-D, 5.00% 2013	1,000	1,079
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,100	1,194
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 4.00% 2013	1,260	1,326
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2015	1,200	1,314
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2014	1,000	1,067
		20,370

INDIANA — 3.03%
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2011	2,000	2,016
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2012	2,000	2,074
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,139
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-6, 5.00% 2027 (put 2014)	3,000	3,288
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,143
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.25% 2013	1,000	1,061
Indianapolis Local Public Improvement Bond Bank, Ref. Bonds, Series 2009-B, 5.00% 2015	2,000	2,215
		14,936

KANSAS — 0.10%
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2013	200	219
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2014	225	250
		469

KENTUCKY — 0.45%
State Property and Buildings Commission, Rev. Bonds (Project No. 71), 5.50% 2013	2,000	2,196

LOUISIANA — 1.54%
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. and Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-A-2, 5.25% 2039	1,035	1,110
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2013	1,240	1,310
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2014	1,905	2,036
Public Facs. Auth., Rev. Bonds (CHRISTUS Health), Series 2005-C-3, Assured Guaranty Municipal insured, 5.00% 2012	2,000	2,089
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 4.00% 2015	1,000	1,060
		7,605

MASSACHUSETTS — 1.29%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-4, 5.00% 2035 (put 2016)	500	547
Housing Fin. Agcy., Construction Loan Notes, Series 2009-D, 5.00% 2012	3,610	3,796
Housing Fin. Agcy., Housing Bonds, Series 2010-A, 2.125% 2013	2,000	2,009
		6,352

MICHIGAN — 3.58%
City of Detroit, Water Supply System, Rev. Bonds, Series 2005-B, FGIC insured, 5.00% 2013	1,580	1,694
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-A, 5.00% 2015	1,000	1,104
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	5,000	5,559
Board of Trustees of Michigan State University, General Rev. Ref. Bonds, Series 2010-C, 5.00% 2015	2,000	2,258
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	2,500	2,745
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 3.00% 2012	1,000	1,013
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2012	1,000	1,069
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	2,000	2,218
		17,660

MINNESOTA — 0.21%
Minneapolis — St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2009-B, AMT, 5.00% 2012	1,000	1,037

MISSISSIPPI — 0.65%
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,150	1,218
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	1,800	1,973
		3,191

MISSOURI — 0.61%
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	1,145	1,188
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,725	1,823
		3,011

NEVADA — 1.64%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2012	2,000	2,085
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2010-F-1, 5.00% 2015	1,500	1,621
System of Higher Education, Universities Rev. Bonds, Series 2005-B, AMBAC insured, 5.00% 2014	2,000	2,184
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,176
		8,066

NEW JERSEY — 2.81%
Econ. Dev. Auth., School Facs. Construction Bonds, Assured Guaranty Municipal insured, 5.00% 2029 (put 2015)	2,000	2,203
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2010-DD-1, 5.00% 2016	1,500	1,635
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,078
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2014	2,000	2,149
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 2.50% 2012	2,500	2,522
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 4.00% 2012	1,000	1,036
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-A, AMBAC insured, 5.50% 2015	2,000	2,225
		13,848

NEW MEXICO — 1.41%
Educational Assistance Foundation, Education Loan Bonds, Series 2009-C, AMT, 3.90% 2014	3,000	3,118
Educational Assistance Foundation, Education Loan Bonds, Series 2010-A-2, 0.953% 20281	1,500	1,490
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	2,170	2,336
		6,944

NEW YORK — 6.93%
Dormitory Auth., Consolidated Service Contract Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,204
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	2,765	2,995
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds,
Series 2005-D-1, FGIC-National insured, 5.00% 2014	2,000	2,174
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 4.00% 2013	1,750	1,836
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Bonds, Series 2010-A, 5.00% 2014	1,000	1,074
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2013	1,500	1,640
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2009-D, 5.00% 2015	2,500	2,828
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	2,010	2,111
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, CIFG insured, 6.00% 2023 (put 2012)	1,500	1,590
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2014	1,000	1,111
City of New York, G.O. Bonds, Fiscal 2010 Series C, 5.00% 2015	1,000	1,117
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	1,000	1,117
City of New York, G.O. Bonds, Series J-1, 5.00% 2011	5	5
City of New York, G.O. Bonds, Series J-1, 5.00% 2011 (escrowed to maturity)	995	1,011
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010 Subseries C-1, 5.00% 2012	1,290	1,373
New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003 Subseries 3B-1, 5.00% 2014	2,000	2,243
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2015	1,000	1,097
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2015	2,000	2,231
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	4,000	4,363
		34,120

OHIO — 1.37%
County of Allen, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2014	2,000	2,185
City of Cleveland, Various Purpose G.O. Ref. Bonds, Series 2005, AMBAC insured, 5.25% 2013	2,120	2,337
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	2,100	2,247
		6,769

OREGON — 1.40%
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2013	3,345	3,680
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2014	1,000	1,115
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2013	1,000	1,055
Port of Portland, Portland International Airport Rev. Bonds, Subseries Twenty C, AMT, 5.00% 2015	1,000	1,068
		6,918

PENNSYLVANIA — 2.67%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 4.00% 2012	4,750	4,926
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 5.00% 2013	2,000	2,151
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2015	750	839
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2013	1,500	1,603
School Dist. of Philadelphia, G.O. Bonds, Series 2010-A, 5.00% 2015	2,000	2,168
Turnpike Commission, Turnpike Rev. Bonds, Series 2009-A, Assured Guaranty insured, 5.00% 2015	1,340	1,480
		13,167

TENNESSEE — 0.86%
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,066
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 4.00% 2012	1,000	1,034
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 4.00% 2012	1,000	1,040
Health, Educational and Housing Fac. Board of the County of Shelby, Rev. Bonds (Baptist Memorial Health Care),
Series 2004-A, 5.00% 2014	1,000	1,097
		4,237

TEXAS — 5.82%
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	2,800	3,027
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hospital System Project),
Series 1997-A, National insured, 6.00% 2012	1,500	1,581
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,320
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011)1	7,000	7,057
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 4.00% 2013	500	533
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 4.00% 2014	425	460
Public Fin. Auth., G.O. Ref. Bonds, Series 2010-A, 5.00% 2013	1,500	1,658
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-A, 5.00% 2014	2,000	2,226
Public Fin. Auth., Unemployment Compensation Obligation Assessment, Rev. Bonds, Series 2010-C, 2.60% 2020	2,000	2,004
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2013	1,095	1,194
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-D, 5.00% 2014	1,000	1,116
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,260	1,397
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2006-A, 4.50% 2015	1,000	1,110
		28,683

VIRGINIA — 0.99%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	4,420	4,895

WASHINGTON — 1.70%
Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.50% 2015	1,625	1,852
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2010-A, 2.00% 2011	1,000	1,007
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2010-A, 5.00% 2012	800	849
Public Utility Dist. No. 2 of Grant County, Rev. and Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2010-B, AMT, 5.00% 2016	1,250	1,359
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	1,000	1,054
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds, Series 2010-A, 5.00% 2015	2,000	2,270
		8,391

WISCONSIN — 1.81%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	4,070	4,265
Milwaukee County, Airport Rev. Bonds, Series 2010-B, AMT, 5.00% 2013	570	611
Milwaukee County, Airport Rev. Bonds, Series 2010-B, AMT, 5.00% 2015	1,315	1,408
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2013	1,400	1,526
Petroleum Inspection Fee Rev. Ref. Bonds, Series 2009-1, 5.00% 2014	1,000	1,108
		8,918

Total bonds & notes (cost: $357,318,000)		359,922

Short-term securities — 26.51%

State of California, Econ. Recovery Bonds, Series 2004-C-4, 0.24% 20231	2,400	2,400
State of California, Econ. Recovery Bonds, Series 2004-C-5, 0.26% 20231	600	600
State of California, Bonds of Irvine Ranch Water District, Consolidated Series 2009-B, 0.25% 20411	2,300	2,300
California Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Company),
Series 2009-C, 0.25% 20161	3,000	3,000
State of California, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, 0.26% 20261	3,200	3,200
State of California, Irvine Ranch Water Dist., Consolidated Series 1993,
G.O. of Improvement Dist. Nos. 140, 240,105 and 250, 0.29% 20331	2,500	2,500
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-1, 0.27% 20351	600	600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series D-1, 0.27% 20361	1,050	1,050
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-6, 0.27% 20251	700	700
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-9, 0.32% 20361	965	965
Dist. of Columbia, Demand Rev. Ref. Bonds (American University Issue), Series 2008, 0.26% 20381	1,100	1,100
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds
(Nova Southeastern University Project), Series 2008-A, 0.31% 20381	600	600
State of Florida, Citizens Property Insurance Corporation, High-Risk Account, Senior Secured Bonds,
Series 2010-A-2, 2.00% 4/21/2011	1,000	1,003
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2003-A, 0.28% 20331	500	500
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Ref.),
Series 2007-C, 0.30% 20271	3,600	3,600
School Board of Orange County, Florida, Certs. of Part., Series 2008-E, 0.27% 20221	600	600
School Board of Polk County, Florida, Certs. of Part., Series 2009-B, 0.27% 20231	5,500	5,500
State of Idaho, Tax Anticipation Notes, Series 2010, 2.00% 6/30/2011	6,000	6,041
Illinois Fin. Auth., Demand Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, 0.27% 20481	1,000	1,000
Illinois Fin. Auth., Demand Rev. Bonds (The University of Chicago Medical Center), Series 2009-E-1, 0.26% 20431	1,900	1,900
State of Indiana, Duke Energy Corp. 10-01-401	300	300
State of Indiana, Duke Energy Corp. 12-01-391	1,225	1,225
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-2, 0.26% 20381	980	980
Maryland Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project),
Series 2008-B, 0.30% 20381	2,000	2,000
Massachusetts Dev. Fin. Agcy., Demand Rev. Bonds, Boston University Issue, Series U-6C, 0.26% 20421	11,300	11,300
Commonwealth of Massachusetts, G.O. Rev. Anticipation Notes, Series 2010-C, 2.00% 6/23/2011	5,000	5,034
Michigan Fin. Auth., State Aid Rev. Notes, Series 2010-D-3, 2.00% 8/22/2011	4,000	4,028
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 2004-A, 0.26% 20341	3,400	3,400
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Washington University),
Series 2004-B, 0.24% 20341	1,500	1,500
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds (Saint Louis University),
Series 2008-B-2, 0.25% 20351	2,200	2,200
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects), Series 2008, 0.27% 20351	600	600
State of New Jersey, Tax and Rev. Anticipation Notes, Series Fiscal 2011-A, 2.00% 6/23/2011	6,000	6,039
County of Allen, Ohio, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2008-B, 0.27% 20311	2,900	2,900
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.27% 20441	500	500
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series-B-2, 0.28% 20441	1,400	1,400
Hospital Facs. Auth. of the City of Medford, Oregon, Demand Rev. Bonds (Rogue Valley Manor Project),
Series 2007, 0.27% 20371	2,900	2,900
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	12,000	12,082
State of Pennsylvania, Lancaster County Hospital Auth., Demand Health Center Rev. Bonds (Masonic Homes Project),
Series 2008-D, 0.27% 20341	1,500	1,500
State of Tennessee, Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds
(Tennessee Municipal Bond Fund), Series 2001, 0.30% 20311	1,840	1,840
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds
(Tennessee County Loan Pool), Series 2008, 0.30% 20381	1,300	1,300
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-A, 0.30% 20411	3,050	3,050
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, 0.27% 20411	335	335
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas Project),
Series 2008-A, 0.27% 20411	780	780
State of Texas, Tax and Rev. Anticipation Notes, Series 2010, 2.00% 8/31/2011	8,000	8,078
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University Real Estate
Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.32% 20331	400	400
Washington Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2009-B, 0.27% 20291	5,460	5,460
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,060
State of Wyoming, Uinta County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1993, 0.25% 20201	300	300

Total short-term securities (cost: $130,644,000)		130,650

Total investment securities (cost: $487,962,000)		$490,572
Other assets less liabilities		2,192

Net assets		$492,764

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-939-0311O-S25495

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 31, 2011

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: March 31, 2011